Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income (Loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:

	2016	2015	2014
Netherlands	537	1,528	398
Foreign	(1,140)	(42)	241

	(603)	1,486	639

Components of Benefit (Provision) for Income Taxes

The components of the benefit (provision) for income taxes are as follows:

	2016	2015	2014
Current taxes:
Netherlands	(7)	(13)	(7)
Foreign	(67)	(51)	(32)

	(74)	(64)	(39)
Deferred taxes:
Netherlands	205	(4)	2
Foreign	720	172	(3)

	925	168	(1)

Total benefit (provision) for income taxes	851	104	(40)

Reconciliation of Statutory Income Tax Rate

A reconciliation of the statutory income tax rate in the Netherlands as a percentage of income (loss) before income taxes and the effective income tax rate is as follows:

(in percentages)	2016	2015	2014
Statutory income tax in the Netherlands	25.0	25.0	25.0

Rate differential local statutory rates versus statutory rate of the Netherlands	24.2	(4.3)	(2.5)
Net change in valuation allowance	72.6	(13.8)	2.4
Prior year adjustments	0.1	—	0.5
Non-taxable income	1.7	(0.1)	(0.3)
Non-deductible expenses/losses	(7.0)	4.0	5.6
Sale of non-deductible goodwill	—	2.7	—
Other taxes and tax rate changes	7.1	1.0	—
Tax effects of remitted and unremitted earnings and withholding taxes	(2.7)	0.1	1.3
Tax on gains related to internal corporate reorganization transactions	(10.3)	—	—
Unrecognized tax benefits	(0.5)	0.1	0.6
Netherlands tax incentives	17.9	(18.5)	(21.5)
Foreign tax incentives	13.0	(3.2)	(4.8)

Effective tax rate	141.1%	(7.0%)	6.3%

Principal Components of Deferred Tax Assets and Liabilities

The principal components of deferred tax assets and liabilities are presented below:

	2016	2015
Operating loss and tax credit carryforwards	1,031	963
Accrued interest	432	545
Other accrued liabilities	107	147
Pensions	86	87
Stock Based Compensation	58	73
Restructuring	40	61
Receivables	36	11
Inventories (including purchase accounting basis difference)	27	(109)
Other assets	10	9
Long-term debt	—	179

Total Gross Deferred Tax Assets	1,827	1,966
Valuation Allowance	(127)	(632)

Total Net Deferred Tax Assets	1,700	1,334
Intangible assets (including purchase accounting basis difference)	(2,431)	(2,952)
Undistributed earnings of foreign subsidiaries	(367)	(359)
Property, plant and equipment (including purchase accounting basis difference)	(134)	(226)

Total Deferred Tax Liabilities	(2,932)	(3,537)

Net Deferred Tax Position	(1,232)	(2,203)

Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets

The classification of the deferred tax assets and liabilities in the Company’s consolidated balance sheets is as follows:

	2016	2015
Deferred tax assets within other current assets	—	26
Deferred tax assets within other non-current assets	427	69
Deferred tax liabilities within accrued liabilities	—	(5)
Deferred tax liabilities within non-current liabilities	(1,659)	(2,293)

	(1,232)	(2,203)

Expiration of Tax Loss Carryforwards

At December 31, 2016 tax loss carryforwards of $1,899 million (inclusive of $270 million of U.S. state tax losses) will expire as follows:

	Balance
	December 31,	Scheduled expiration
	2016	2017	2018	2019	2020	2021	2022-2026	later	unlimited
Tax loss carryforwards	1,899	26	10	29	10	1	947	290	586

Expiration of Tax Credit Carryforwards

The Company also has tax credit carryforwards of $749 million (excluding the effect of unrecognized tax benefits), which are available to offset future tax, if any, and which will expire as follows:

	Balance December 31, 2016
		Scheduled expiration
		2017	2018	2019	2020	2021	2022-2026	later	unlimited
Tax credit carryforwards	749	1	8	12	32	18	336	282	60

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015	2014
Balance as of January 1,	149	125	143
Assumed in the acquisition of Freescale	—	121	—
Decreases from activities which are held for sale	(7)	—	—
Increases from tax positions taken during prior periods	1	1	—
Decreases from tax positions taken during prior periods	(3)	(111)	(21)
Increases from tax positions taken during current period	10	15	3
Decreases relating to settlements with the tax authorities	(4)	(2)	—

Balance as of December 31,	146	149	125